Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net loss for the year	$ (659,110)	$ (507,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation for plant and equipment	110,009	101,778
Amortisation of right-of-use asset	18,091	17,190	$ 35,576
Finance cost	16,818	14,867
Plant and equipment written off	12,446
Foreign exchange loss	(210,074)	63,933
Changes in operating assets and liabilities:
Trade receivables	7,625	(13,776)
Other receivables, deposits and prepayments	(45,322)	4,415
Trade payables	(804)	(505)
Accrued expenses and other payables	266,589	(13,973)
Operating lease liabilities	(18,507)	(16,813)
Amount owing to directors	59,316	278,248
Net cash used in operating activities	(442,923)	(71,745)
Cash flows from investing activities:
Net cash used in investing activities
Cash flows from financing activities:
Proceeds from share subscriptions received in advance	454,424	316,497
Net cash generated from financing activities	454,424	316,497
Effect of foreign exchange translation
Net increase in cash and cash equivalents	11,501	244,752
Cash and cash equivalents, beginning of the period	50,388	49,883	49,883
Cash and cash equivalents, end of the period	$ 61,889	$ 294,635	$ 50,388